TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

7. TRADE AND OTHER PAYABLES

	As at	As at
	December 31	December 31
(in millions of U.S. dollars)	2019	2018
TRADE AND OTHER PAYABLES
Trade payables	39.7	47.1
Interest payable	6.1	6.9
Accruals	65.5	47.3
Current portion of reclamation and closure cost obligations (Note 18)	12.3	6.5
Current portion of gold stream obligation (Note 12)	21.6	18.3
Current portion of derivative liabilities (Note 14)	26.4	4.8
Total trade and other payables	171.6	130.9